Fair Value Measurements and Fair Value of Instruments - Summary of Company's Assets that are Measured at Fair Value on a Recurring Basis (Details) - Fifth Wall Acquisition Corp [Member]	Jun. 30, 2021 USD ($)
Assets:
Investments held in Trust Account	$ 345,016,945
Level 1 [Member] | U.S. Treasury Securities
Assets:
Investments held in Trust Account	$ 345,016,945